Share-based compensation Share-based payments - Fair Value Assumptions (Detail) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions Calculation Fair Value of Shares [Line Items]
Share price at grant date (in eur per share)	€ 199.5	€ 166.9	€ 114.1
Vesting period	2 years 6 months	2 years 10 months 24 days	2 years 10 months 24 days
Dividend yield	1.10%	0.80%	1.10%
Eurozone
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate	(0.80%)	(0.40%)	(0.60%)
US
Assumptions Calculation Fair Value of Shares [Line Items]
Risk free interest rate	(1.80%)	(2.20%)	(1.50%)
Expected volatility ASML
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility	29.80%	26.10%	27.10%
Expected volatility PHLX index
Assumptions Calculation Fair Value of Shares [Line Items]
Expected volatility	24.80%	21.30%	21.60%